Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Paid	$ 37,655	$ 40,449	$ 42,481
Operating activities:
Net income	81,012	83,957	76,869
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for (recovery of) loan losses	4,990	(7,333)	3,415
Amortization of loan fees and costs, net	6,440	4,160	3,611
Depreciation	7,347	7,243	7,315
Other than temporary impairment on investment securities	0	0	17
Amortization of intangible assets	0	0	337
Accretion of investment securities, net	(226)	(213)	(33)
Amortization of prepayment penalty on long term debt	6,047	5,031	4,835
Deferred income tax	(250)	2,528	(1,932)
Realized net investment security (gains) losses	0	1,158	0
Loan originations to be sold in secondary market	(220,800)	(136,125)	(317,534)
Proceeds from sale of loans in secondary market	222,785	135,209	345,704
Gain on sale of loans in secondary market	(756)	(1,867)	0
Proceeds from Sale of Other Loans Held-for-sale	900	20,966	0
Share-based Compensation	1,828	1,259	850
OREO valuation adjustments	1,592	2,406	3,180
Gains (Losses) on Sales of Other Real Estate	(1,604)	(5,503)	(3,110)
Proceeds from Sale of Other Real Estate	17,058	27,798	23,043
Bank owned life insurance income	(5,783)	(4,861)	(5,041)
Changes in assets and liabilities:
(Increase) Decrease in other assets	(10,978)	(18,313)	12,222
Decrease (Increase) in other liabilities	1,173	5,689	(5,324)
Net cash provided by operating activities	88,702	71,743	121,288
Proceeds from Life Insurance Policies	6,340	2,221	1,430
Investing activities:
Proceeds from Sale of Federal Home Loan Bank Stock	0	8,946	0
Proceeds from sales of securities	3,144	173,123	75,000
Proceeds from calls and maturities of securities:
Held-to-maturity	36,393	41,436	219,329
Available-for-sale	321,146	99,092	385,259
Purchase of securities:
Held-to-maturity	(48,226)	0	0
Available-for-sale	(457,617)	(350,934)	(582,728)
Net increase in other investments	0	(1,350)	0
Net loan originations, portfolio loans	247,882	234,017	212,311
Payments for Affordable Housing Programs	(5,318)	(9,417)	(8,222)
Payments to Acquire Life Insurance Policies	10,045	0	4,600
Purchases of premises and equipment, net	(11,361)	(7,444)	(8,842)
Net cash used in investing activities	(395,468)	(229,580)	(112,642)
Financing activities
Net increase in deposits	219,642	338,006	73,962
Net increase (decrease) in short-term borrowings	117,262	34,951	(102,139)
Proceeds from issuance of long-term debt	25,000	125,000	75,000
Repayment of subordinated notes	0	(35,250)	0
Repayment of long-term debt	(79,544)	(153,970)	(50,952)
Treasury Stock, Value, Acquired, Cost Method	(6,058)	(2,355)	(843)
Cash dividends paid	(57,776)	(57,876)	(57,949)
Net cash provided by (used in) financing activities	218,526	248,506	(62,921)
(Decrease) increase in cash and cash equivalents	(88,240)	90,669	(54,275)
Cash and cash equivalents at beginning of year	237,699	147,030	201,305
Cash and cash equivalents at end of year	149,459	237,699	147,030
Income Taxes Paid	26,140	27,810	20,000
Non cash activities [Abstract]
Real Estate Owned, Transfer to Real Estate Owned	13,447	12,780	22,144
Transfer of Portfolio Loans and Leases to Held-for-sale	144	21,985	0
Affordable Housing Program Obligation, Period Increase (Decrease)	9,000	8,000	7,000
Mortgage Loans on Real Estate [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Gain (Loss) on Sale of Loans and Leases	4,027	$ 2,682	$ 4,093
Held-to-maturity Securities [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Realized net investment security (gains) losses	$ (88)